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July 31, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE:   RiverSource Government Income Series, Inc.
         RiverSource Short Duration U.S. Government Fund
         RiverSource U.S. Government Mortgage Fund
      Post-Effective Amendment No. 45
      File Nos. 2-96512/811-4260
      Accession Number: 0000950137-08-009754

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 45 (Amendment). This Amendment was filed electronically on July 28, 2008.

If you have any questions regarding this filing, please contact either Anna Butskaya at (612) 671-4993 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
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Christopher O. Petersen
Vice President and Group Counsel
Ameriprise Financial, Inc.